American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
November 30, 2022

Avantis U.S. Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.1%
AAR Corp.(1)	5,861	272,888
AerSale Corp.(1)	106,954	1,695,221
Moog, Inc., Class A	35,611	3,099,225
		5,067,334
Air Freight and Logistics — 1.3%
Air Transport Services Group, Inc.(1)	665,344	18,656,245
Atlas Air Worldwide Holdings, Inc.(1)	237,766	23,959,680
Hub Group, Inc., Class A(1)	251,759	21,185,520
		63,801,445
Airlines — 0.6%
Allegiant Travel Co.(1)	129,647	10,710,139
Hawaiian Holdings, Inc.(1)	66,766	928,047
JetBlue Airways Corp.(1)	1,175,067	9,353,533
Mesa Air Group, Inc.(1)	22,440	28,050
SkyWest, Inc.(1)	404,413	7,461,420
Wheels Up Experience, Inc.(1)(2)	219,957	281,545
		28,762,734
Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.(1)	1,031,020	10,732,918
Dana, Inc.	229,450	4,040,615
Dorman Products, Inc.(1)	25,606	2,295,322
Goodyear Tire & Rubber Co.(1)	2,373,118	26,626,384
LCI Industries	85,762	8,478,431
Motorcar Parts of America, Inc.(1)	95,737	1,078,956
Patrick Industries, Inc.	12,001	671,216
Standard Motor Products, Inc.	8,088	310,660
		54,234,502
Automobiles — 1.3%
Harley-Davidson, Inc.	137,615	6,485,795
Thor Industries, Inc.	431,487	37,168,290
Winnebago Industries, Inc.	271,486	15,906,365
Workhorse Group, Inc.(1)(2)	363,860	836,878
		60,397,328
Banks — 16.2%
1st Source Corp.	47,808	2,729,837
ACNB Corp.(2)	39,966	1,570,664
Amalgamated Financial Corp.	124,978	3,333,163
Amerant Bancorp, Inc.	157,215	4,631,554
American National Bankshares, Inc.	3,000	115,710
Ameris Bancorp	351,847	18,605,669
Arrow Financial Corp.	76,697	2,697,433
Associated Banc-Corp.	755,296	18,580,282
Atlantic Union Bankshares Corp.	67,640	2,412,719
Banc of California, Inc.	235,636	3,998,743
BancFirst Corp.	63,458	6,468,909
Bancorp, Inc.(1)	290,557	8,707,993
Bank First Corp.(2)	15,377	1,461,276
Bank of Hawaii Corp.	224,637	18,121,467

Bank of Marin Bancorp	49,346	1,771,028
Bank OZK	166,107	7,665,838
Bank7 Corp.	2,469	68,638
BankFinancial Corp.	55,406	546,303
BankUnited, Inc.	454,976	16,706,719
Bankwell Financial Group, Inc.	31,902	943,980
Banner Corp.	188,884	13,338,988
Bar Harbor Bankshares	15,257	461,829
Baycom Corp.	28,376	538,009
BCB Bancorp, Inc.	100,386	1,892,276
Berkshire Hills Bancorp, Inc.	154,314	4,811,511
Brookline Bancorp., Inc.	356,117	5,063,984
Business First Bancshares, Inc.	70,502	1,658,207
Byline Bancorp, Inc.	145,114	3,307,148
Cadence Bank	46,661	1,345,703
Cambridge Bancorp	24,462	2,174,916
Camden National Corp.	57,881	2,534,030
Capital City Bank Group, Inc.	17,223	606,250
Capstar Financial Holdings, Inc.	65,708	1,176,173
Carter Bankshares, Inc.(1)	82,026	1,520,762
Cathay General Bancorp	417,679	19,409,543
CB Financial Services, Inc.	19,701	442,878
Central Pacific Financial Corp.	186,186	3,945,281
Central Valley Community Bancorp	59,229	1,208,272
City Holding Co.	54,004	5,504,088
Civista Bancshares, Inc.	42,368	968,532
CNB Financial Corp.	106,816	2,729,149
Coastal Financial Corp.(1)	3,563	177,865
Codorus Valley Bancorp, Inc.	42,124	997,918
Colony Bankcorp, Inc.	25,233	345,944
Columbia Banking System, Inc.	226,015	7,698,071
Community Trust Bancorp, Inc.	77,807	3,727,733
ConnectOne Bancorp, Inc.	205,293	5,386,888
CrossFirst Bankshares, Inc.(1)	162,479	2,253,584
Customers Bancorp, Inc.(1)	204,103	6,586,404
Dime Community Bancshares, Inc.	176,911	6,310,415
Eagle Bancorp, Inc.	187,519	8,843,396
Enterprise Financial Services Corp.	157,519	8,244,544
Equity Bancshares, Inc., Class A	59,906	2,190,163
Esquire Financial Holdings, Inc.	25,228	1,131,224
Farmers National Banc Corp.	175,634	2,671,393
FB Financial Corp.	95,283	4,079,065
Fidelity D&D Bancorp, Inc.	1,144	55,598
Financial Institutions, Inc.	99,936	2,530,380
First BanCorp	1,194,261	18,367,734
First Bancorp, Inc.	19,768	621,506
First Bancorp/Southern Pines NC	58,910	2,864,793
First Bancshares, Inc.	83,204	2,844,745
First Busey Corp.	242,041	6,310,009
First Business Financial Services, Inc.	46,086	1,766,016
First Commonwealth Financial Corp.	383,443	5,644,281
First Community Bankshares, Inc.	28,916	1,068,446
First Financial Corp.	55,574	2,671,442
First Foundation, Inc.	279,671	3,918,191
First Guaranty Bancshares, Inc.	3,820	95,462

First Internet Bancorp	53,659	1,392,988
First Mid Bancshares, Inc.	95,054	3,293,621
First of Long Island Corp.	133,095	2,588,698
First United Corp.	34,807	715,632
First Western Financial, Inc.(1)	3,274	99,530
Five Star Bancorp	21,625	583,875
Flushing Financial Corp.	129,525	2,701,891
FNB Corp.	690,456	9,735,430
Franklin Financial Services Corp.	19,608	603,926
Fulton Financial Corp.	848,637	15,776,162
FVCBankcorp, Inc.(1)	18,834	372,348
Great Southern Bancorp, Inc.	72,661	4,552,212
Guaranty Bancshares, Inc.	3,094	110,146
Hancock Whitney Corp.	426,243	23,375,166
Hanmi Financial Corp.	210,603	5,696,811
HarborOne Bancorp, Inc.	164,093	2,400,681
Hawthorn Bancshares, Inc.	29,892	631,319
HBT Financial, Inc.	1,178	23,148
Heartland Financial USA, Inc.	184,264	8,990,241
Heritage Commerce Corp.	109,149	1,551,007
Hilltop Holdings, Inc.	290,418	8,654,456
HomeStreet, Inc.	136,248	3,719,570
HomeTrust Bancshares, Inc.	57,233	1,465,165
Hope Bancorp, Inc.	626,119	8,527,741
Horizon Bancorp, Inc.	174,416	2,836,004
Independent Bank Corp. (Michigan)	138,014	3,386,864
International Bancshares Corp.	319,619	16,837,529
Investar Holding Corp.	4,779	105,807
Lakeland Bancorp, Inc.	335,504	6,267,215
Lakeland Financial Corp.	83,583	6,599,714
Live Oak Bancshares, Inc.	127,313	4,245,889
Macatawa Bank Corp.	153,533	1,705,752
Mercantile Bank Corp.	97,015	3,377,092
Metrocity Bankshares, Inc.	32,827	738,608
Metropolitan Bank Holding Corp.(1)	43,079	2,737,240
Mid Penn Bancorp, Inc.	16,798	554,334
Midland States Bancorp, Inc.	143,613	3,864,626
MidWestOne Financial Group, Inc.	73,288	2,557,018
MVB Financial Corp.	74,021	1,767,621
National Bank Holdings Corp., Class A	82,336	3,829,447
NBT Bancorp, Inc.	214,582	9,905,105
Nicolet Bankshares, Inc.(1)	6,335	524,031
Northeast Bank	51,139	2,165,225
Northrim BanCorp, Inc.	33,509	1,863,435
Northwest Bancshares, Inc.	25,683	392,693
OceanFirst Financial Corp.	204,905	4,786,581
OFG Bancorp	309,013	8,952,107
Old Second Bancorp, Inc.	233,431	4,075,705
Origin Bancorp, Inc.	93,958	3,844,761
Orrstown Financial Services, Inc.	56,239	1,513,391
Pacific Premier Bancorp, Inc.	422,877	15,625,305
PacWest Bancorp	669,457	17,486,217
Park National Corp.	39,734	6,012,946
Parke Bancorp, Inc.	56,871	1,236,944
Pathward Financial, Inc.	152,696	6,646,857

PCB Bancorp.	73,460	1,367,825
PCSB Financial Corp.	4,025	80,420
Peapack-Gladstone Financial Corp.	101,542	4,185,561
Peoples Bancorp, Inc.	112,774	3,383,220
Popular, Inc.	93,891	6,855,921
Preferred Bank	65,727	4,968,304
Premier Financial Corp.	154,475	4,507,580
Primis Financial Corp.	98,756	1,219,637
QCR Holdings, Inc.	94,893	4,992,321
RBB Bancorp	100,093	2,249,090
Red River Bancshares, Inc.	2,518	132,195
Republic Bancorp, Inc., Class A	62,137	2,738,378
Republic First Bancorp, Inc.(1)	69,769	177,911
Riverview Bancorp, Inc.	119,597	907,741
S&T Bancorp, Inc.	1,311	49,058
Sandy Spring Bancorp, Inc.	226,991	7,903,827
ServisFirst Bancshares, Inc.	80,828	6,128,379
Shore Bancshares, Inc.	59,172	1,178,115
Sierra Bancorp	74,957	1,622,069
Simmons First National Corp., Class A	140,033	3,250,166
SmartFinancial, Inc.	67,619	2,027,218
South Plains Financial, Inc.	33,581	1,039,668
Southern First Bancshares, Inc.(1)	44,971	2,226,064
Southside Bancshares, Inc.	28,981	1,053,170
SouthState Corp.	14,616	1,284,016
Stellar Bancorp, Inc.	22,351	755,687
Stock Yards Bancorp, Inc.	425	31,459
Summit Financial Group, Inc.	57,645	1,634,812
Synovus Financial Corp.	128,923	5,431,526
Texas Capital Bancshares, Inc.(1)	256,281	15,374,297
Third Coast Bancshares, Inc.(1)	1,852	36,373
Tompkins Financial Corp.	48,425	4,045,424
Towne Bank	323,502	10,449,115
TriCo Bancshares	76,068	4,145,706
Triumph Bancorp, Inc.(1)	132,668	7,928,240
Trustmark Corp.	217,833	7,968,331
UMB Financial Corp.	205,764	17,596,937
Umpqua Holdings Corp.	1,216,389	24,656,205
United Community Banks, Inc.	197,347	7,690,613
United Security Bancshares	83,262	586,997
Unity Bancorp, Inc.	41,469	1,182,281
Univest Financial Corp.	120,599	3,402,098
Valley National Bancorp	471,696	5,971,671
Washington Federal, Inc.	368,923	13,011,914
Washington Trust Bancorp, Inc.	93,174	4,636,338
West BanCorp, Inc.	80,177	1,927,455
Wintrust Financial Corp.	164,319	15,023,686
		778,197,510
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	20,586	10,124,195
Biotechnology — 1.7%
Alector, Inc.(1)	346,895	2,945,139
Catalyst Pharmaceuticals, Inc.(1)	715,282	11,995,279
Cullinan Oncology, Inc.(1)	192,713	2,395,423
Dynavax Technologies Corp.(1)	361,008	4,480,109

Eagle Pharmaceuticals, Inc.(1)	6,114	222,060
Emergent BioSolutions, Inc.(1)	332,327	4,087,622
Ironwood Pharmaceuticals, Inc.(1)	1,091,015	13,212,192
iTeos Therapeutics, Inc.(1)	194,956	3,928,363
Ligand Pharmaceuticals, Inc.(1)	55,577	4,051,563
Organogenesis Holdings, Inc.(1)	214,770	588,470
REGENXBIO, Inc.(1)	311,075	7,434,693
Tango Therapeutics, Inc.(1)	32,621	244,984
uniQure NV(1)	52,968	1,401,533
Vir Biotechnology, Inc.(1)	815,395	23,010,447
XOMA Corp.(1)	19,091	404,156
		80,402,033
Building Products — 0.8%
Apogee Enterprises, Inc.	179,921	8,681,188
Insteel Industries, Inc.	84,928	2,504,527
Masonite International Corp.(1)	182,585	13,743,173
Quanex Building Products Corp.	175,549	4,172,800
UFP Industries, Inc.	89,670	7,340,386
		36,442,074
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc., Class A	12,849	445,732
B. Riley Financial, Inc.(2)	3,013	132,331
Cowen, Inc., Class A	137,831	5,328,546
Diamond Hill Investment Group, Inc.	17,762	3,160,926
Evercore, Inc., Class A	169,898	19,568,852
Janus Henderson Group PLC	289,767	7,328,207
Moelis & Co., Class A	124,261	5,370,560
Oppenheimer Holdings, Inc., Class A	46,573	1,940,231
Piper Sandler Cos.	98,292	14,120,629
Stifel Financial Corp.	104,800	6,733,400
StoneX Group, Inc.(1)	104,426	10,596,106
Virtus Investment Partners, Inc.	31,572	6,123,074
		80,848,594
Chemicals — 2.5%
AdvanSix, Inc.	261,230	10,752,227
AgroFresh Solutions, Inc.(1)	125,141	369,166
American Vanguard Corp.	246,225	5,663,175
Cabot Corp.	345,143	25,409,428
Chemours Co.	1,006,081	31,238,815
FutureFuel Corp.	98,667	872,216
Hawkins, Inc.	58,297	2,425,155
Intrepid Potash, Inc.(1)	75,647	2,727,074
Kronos Worldwide, Inc.	152,674	1,406,127
LSB Industries, Inc.(1)	378,635	5,842,338
NewMarket Corp.	3,281	1,036,862
Orion Engineered Carbons SA	218,705	4,107,280
Rayonier Advanced Materials, Inc.(1)	431,000	3,335,940
Stepan Co.	85,096	9,494,161
Tredegar Corp.	148,171	1,532,088
Trinseo PLC	44,267	1,091,182
Tronox Holdings PLC, Class A	1,034,006	14,610,505
Valhi, Inc.	12,138	270,192
		122,183,931
Commercial Services and Supplies — 0.3%
Civeo Corp.(1)	72,047	2,110,257

Ennis, Inc.	148,375	3,446,751
Heritage-Crystal Clean, Inc.(1)	136,779	4,322,216
Interface, Inc.	262,270	2,840,384
Quad/Graphics, Inc.(1)	168,381	623,010
		13,342,618
Communications Equipment — 0.4%
Aviat Networks, Inc.(1)	2,039	64,147
EMCORE Corp.(1)	77,615	110,213
ViaSat, Inc.(1)	579,454	19,753,587
		19,927,947
Construction and Engineering — 0.7%
Ameresco, Inc., Class A(1)	173,517	11,368,834
Granite Construction, Inc.	29,738	1,071,163
Great Lakes Dredge & Dock Corp.(1)	86,892	636,049
MYR Group, Inc.(1)	136,132	13,004,690
Northwest Pipe Co.(1)	31,111	1,165,418
Primoris Services Corp.	14,094	300,907
Sterling Infrastructure, Inc.(1)	63,691	2,085,880
Tutor Perini Corp.(1)	254,137	1,817,080
		31,450,021
Construction Materials — 0.1%
Eagle Materials, Inc.	41,461	5,652,793
United States Lime & Minerals, Inc.	2,645	367,602
		6,020,395
Consumer Finance — 2.1%
Atlanticus Holdings Corp.(1)	14,740	424,512
Bread Financial Holdings, Inc.	324,300	13,306,029
Consumer Portfolio Services, Inc.(1)	58,797	506,830
Encore Capital Group, Inc.(1)	132,834	6,694,834
Green Dot Corp., Class A(1)	249,529	5,085,401
LendingClub Corp.(1)	262,150	2,702,767
Medallion Financial Corp.(2)	12,078	89,981
Navient Corp.	697,561	11,558,586
Nelnet, Inc., Class A	92,069	9,072,479
OneMain Holdings, Inc.	381,878	15,030,718
Oportun Financial Corp.(1)	46,811	259,333
PRA Group, Inc.(1)	122,212	4,201,649
PROG Holdings, Inc.(1)	268,647	5,289,659
Regional Management Corp.	55,018	1,619,730
SLM Corp.	1,488,172	25,983,483
World Acceptance Corp.(1)	12,420	880,702
		102,706,693
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.(1)	399,208	16,607,053
American Public Education, Inc.(1)	60,201	773,583
Grand Canyon Education, Inc.(1)	154,382	17,455,973
Lincoln Educational Services Corp.(1)	47,824	316,117
Perdoceo Education Corp.(1)	607,931	8,723,810
Stride, Inc.(1)	59,518	2,107,532
Universal Technical Institute, Inc.(1)	204,427	1,480,051
		47,464,119
Diversified Financial Services — 0.3%
Alerus Financial Corp.	70,435	1,666,492
Jackson Financial, Inc., Class A	340,223	12,707,329
		14,373,821

Diversified Telecommunication Services — 0.7%
ATN International, Inc.	90,549	4,383,477
EchoStar Corp., Class A(1)	274,293	4,772,698
Iridium Communications, Inc.(1)	450,296	23,910,718
		33,066,893
Electrical Equipment — 1.5%
Atkore, Inc.(1)	335,408	40,970,087
Encore Wire Corp.	200,649	29,316,825
LSI Industries, Inc.	5,873	69,713
		70,356,625
Electronic Equipment, Instruments and Components — 1.8%
Avnet, Inc.	31,227	1,410,524
Bel Fuse, Inc., Class B	55,239	1,902,431
Benchmark Electronics, Inc.	40,833	1,178,849
CTS Corp.	32,613	1,386,052
Daktronics, Inc.(1)	43,051	148,526
Kimball Electronics, Inc.(1)	41,515	958,581
Methode Electronics, Inc.	47,641	2,176,241
Plexus Corp.(1)	19,065	2,101,344
Sanmina Corp.(1)	584,632	38,638,329
TTM Technologies, Inc.(1)	519,494	8,348,269
Vishay Intertechnology, Inc.	1,197,652	27,593,902
Vishay Precision Group, Inc.(1)	55,253	2,241,614
		88,084,662
Energy Equipment and Services — 3.1%
Archrock, Inc.	1,207,936	10,521,123
Bristow Group, Inc.(1)	164,067	4,265,742
ChampionX Corp.	359,700	11,093,148
Diamond Offshore Drilling, Inc.(1)(2)	292,647	2,800,632
Dril-Quip, Inc.(1)	159,969	3,765,670
Helix Energy Solutions Group, Inc.(1)	791,220	5,047,984
Helmerich & Payne, Inc.	214,975	10,980,923
Liberty Energy, Inc., Class A(1)	776,057	12,828,222
Nabors Industries Ltd.(1)	67,221	10,643,101
National Energy Services Reunited Corp.(1)	247,769	1,583,244
Natural Gas Services Group, Inc.(1)	765	8,453
Newpark Resources, Inc.(1)	199,551	800,199
NexTier Oilfield Solutions, Inc.(1)	324,361	3,305,239
Oceaneering International, Inc.(1)	560,259	8,510,334
Oil States International, Inc.(1)	30,916	208,683
ProPetro Holding Corp.(1)	637,500	6,999,750
TechnipFMC PLC(1)	1,794,292	22,249,221
TETRA Technologies, Inc.(1)	129,610	493,814
Transocean Ltd.(1)	2,692,485	11,443,061
US Silica Holdings, Inc.(1)	571,230	7,477,401
Valaris Ltd.(1)	19,620	1,295,116
Weatherford International PLC(1)	296,040	12,848,136
		149,169,196
Entertainment — 0.3%
Gaia, Inc.(1)	771	1,997
Madison Square Garden Entertainment Corp.(1)	94,330	4,539,160
Marcus Corp.(2)	122,737	1,993,249
World Wrestling Entertainment, Inc., Class A	89,496	7,148,940
		13,683,346

Food and Staples Retailing — 1.9%
Ingles Markets, Inc., Class A	153,928	15,562,121
Natural Grocers by Vitamin Cottage, Inc.	86,726	874,198
PriceSmart, Inc.	43,704	3,104,732
SpartanNash Co.	247,804	8,140,361
Sprouts Farmers Market, Inc.(1)	711,837	24,437,364
United Natural Foods, Inc.(1)	526,066	25,082,827
Village Super Market, Inc., Class A	60,083	1,354,271
Weis Markets, Inc.	142,242	12,404,925
		90,960,799
Food Products — 0.2%
Flowers Foods, Inc.	47,349	1,422,837
Fresh Del Monte Produce, Inc.	143,733	3,978,529
Hostess Brands, Inc.(1)	13,960	368,544
John B Sanfilippo & Son, Inc.	1,378	116,703
Pilgrim's Pride Corp.(1)	114,057	2,983,731
Seaboard Corp.	9	35,576
Seneca Foods Corp., Class A(1)	27,185	1,747,452
		10,653,372
Health Care Equipment and Supplies — 0.4%
Co-Diagnostics, Inc.(1)(2)	191,026	574,988
Enovis Corp.(1)	5,214	282,234
FONAR Corp.(1)	29,522	555,604
Meridian Bioscience, Inc.(1)	22,508	720,256
OmniAb, Inc.(1)	272,331	964,052
OmniAb, Inc.(1)	21,075	53,080
OmniAb, Inc.(1)	21,075	51,466
QuidelOrtho Corp.(1)	185,434	16,245,873
Retractable Technologies, Inc.(1)	6,054	11,926
		19,459,479
Health Care Providers and Services — 0.3%
Cross Country Healthcare, Inc.(1)	57,058	2,041,535
Ensign Group, Inc.	3,435	326,325
Fulgent Genetics, Inc.(1)	189,367	6,868,341
Patterson Cos., Inc.	192,353	5,470,520
		14,706,721
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	245,632	4,652,270
Hotels, Restaurants and Leisure — 1.1%
BJ's Restaurants, Inc.(1)	113,886	3,653,463
Canterbury Park Holding Corp.	249	7,146
Carrols Restaurant Group, Inc.(1)	112,077	166,995
Century Casinos, Inc.(1)	51,303	383,233
Cheesecake Factory, Inc.(2)	387,293	13,570,747
Chuy's Holdings, Inc.(1)	135,284	4,287,150
Cracker Barrel Old Country Store, Inc.	127,182	14,600,494
Full House Resorts, Inc.(1)	12,330	94,325
Golden Entertainment, Inc.(1)	348	15,420
Monarch Casino & Resort, Inc.(1)	109,399	9,282,505
ONE Group Hospitality, Inc.(1)	33,769	222,538
Playa Hotels & Resorts NV(1)	698,630	4,296,574
RCI Hospitality Holdings, Inc.	34,360	3,127,447
Red Robin Gourmet Burgers, Inc.(1)	66,453	550,895
Target Hospitality Corp.(1)	7,152	103,418
		54,362,350

Household Durables — 1.7%
Bassett Furniture Industries, Inc.	59,897	1,137,444
Beazer Homes USA, Inc.(1)	5,547	75,717
Ethan Allen Interiors, Inc.	205,507	5,846,674
GoPro, Inc., Class A(1)	982,669	5,385,026
Green Brick Partners, Inc.(1)	152,135	3,678,624
Hamilton Beach Brands Holding Co., Class A	724	10,281
Hooker Furnishings Corp.	56,754	965,386
Hovnanian Enterprises, Inc., Class A(1)	25,785	1,237,938
La-Z-Boy, Inc.	162,364	4,421,172
Legacy Housing Corp.(1)	47,154	826,138
M/I Homes, Inc.(1)	75,335	3,403,635
Meritage Homes Corp.(1)	27,908	2,411,530
Skyline Champion Corp.(1)	60,798	3,160,888
Taylor Morrison Home Corp.(1)	1,058,378	32,164,107
Tri Pointe Homes, Inc.(1)	810,816	14,951,447
Universal Electronics, Inc.(1)	71,984	1,574,290
VOXX International Corp.(1)	52,182	573,480
		81,823,777
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.(2)	31,231	2,824,219
Insurance — 3.8%
Ambac Financial Group, Inc.(1)	10,942	177,917
AMERISAFE, Inc.	45,900	2,725,083
Argo Group International Holdings Ltd.	189,633	5,154,225
Assured Guaranty Ltd.	261,268	17,392,611
Axis Capital Holdings Ltd.	435,654	25,076,244
Brighthouse Financial, Inc.(1)	414,458	23,101,889
CNO Financial Group, Inc.	711,792	16,712,876
Crawford & Co., Class A	36,234	229,361
Donegal Group, Inc., Class A	12,868	191,347
Employers Holdings, Inc.	139,518	6,483,402
Genworth Financial, Inc., Class A(1)	2,823,174	14,200,565
Greenlight Capital Re Ltd., A Shares(1)	17,085	133,776
Hanover Insurance Group, Inc.	44,591	6,568,254
Horace Mann Educators Corp.	132,238	5,103,064
Investors Title Co.	619	95,041
National Western Life Group, Inc., Class A	6,995	1,474,546
Oscar Health, Inc., Class A(1)	273,518	787,732
Primerica, Inc.	15,380	2,292,081
ProAssurance Corp.	165,929	3,316,921
Safety Insurance Group, Inc.	63,518	5,827,141
Selective Insurance Group, Inc.	203,717	19,581,278
SiriusPoint Ltd.(1)	305,511	1,991,932
Stewart Information Services Corp.	99,330	4,396,346
United Fire Group, Inc.	96,542	2,949,358
Unum Group	273,173	11,522,437
White Mountains Insurance Group Ltd.	5,175	7,032,101
		184,517,528
Interactive Media and Services — 0.2%
Cars.com, Inc.(1)	551,436	8,150,224
Internet and Direct Marketing Retail†
Duluth Holdings, Inc., Class B(1)	62,308	545,818
Lands' End, Inc.(1)	58,235	673,197
		1,219,015

IT Services — 0.4%
Cass Information Systems, Inc.	74,936	3,258,217
International Money Express, Inc.(1)	70,318	1,527,307
Kyndryl Holdings, Inc.(1)	1,246,634	14,598,084
		19,383,608
Leisure Products — 0.8%
Acushnet Holdings Corp.	32,925	1,496,441
American Outdoor Brands, Inc.(1)	1,125	10,643
JAKKS Pacific, Inc.(1)	33,995	639,786
Malibu Boats, Inc., Class A(1)	162,173	9,359,004
MasterCraft Boat Holdings, Inc.(1)	115,030	2,958,572
Smith & Wesson Brands, Inc.	426,968	5,025,413
Sturm Ruger & Co., Inc.	142,146	7,808,080
Vista Outdoor, Inc.(1)	464,522	12,992,680
		40,290,619
Life Sciences Tools and Services — 0.3%
AbCellera Biologics, Inc.(1)	1,153,312	14,843,125
Machinery — 1.6%
Albany International Corp., Class A	129,620	13,139,579
Commercial Vehicle Group, Inc.(1)	19,497	134,529
Hurco Cos., Inc.	471	11,747
Kennametal, Inc.	651,375	17,209,328
Mayville Engineering Co., Inc.(1)	4,736	60,526
Miller Industries, Inc.	27,064	746,696
Mueller Industries, Inc.	527,872	36,301,757
REV Group, Inc.	229,850	3,192,617
Titan International, Inc.(1)	287,606	4,121,394
		74,918,173
Marine — 1.0%
Costamare, Inc.	502,836	4,847,339
Eagle Bulk Shipping, Inc.(2)	111,910	5,757,770
Genco Shipping & Trading Ltd.	397,356	5,892,789
Kirby Corp.(1)	58,435	4,078,179
Matson, Inc.	374,923	23,905,090
Pangaea Logistics Solutions Ltd.	192,401	987,017
Safe Bulkers, Inc.(2)	549,547	1,566,209
		47,034,393
Media — 0.4%
AMC Networks, Inc., Class A(1)	30,237	603,531
Audacy, Inc.(1)	712,449	204,544
Cumulus Media, Inc., Class A(1)	103,619	758,491
Entravision Communications Corp., Class A	488,840	2,717,950
Gambling.com Group Ltd.(1)	1,804	18,491
PubMatic, Inc., Class A(1)	169,427	2,654,921
Scholastic Corp.	224,514	9,232,016
WideOpenWest, Inc.(1)	182,787	1,897,329
		18,087,273
Metals and Mining — 3.0%
Alpha Metallurgical Resources, Inc.	160,532	27,487,894
Carpenter Technology Corp.	67,918	2,788,713
Century Aluminum Co.(1)	124,763	1,124,115
Coeur Mining, Inc.(1)	1,196,588	4,188,058
Commercial Metals Co.	592,685	29,171,956
Gold Resource Corp.	259,252	422,581
Hecla Mining Co.	2,870,994	15,646,917

Kaiser Aluminum Corp.	96,597	8,732,369
Olympic Steel, Inc.	37,249	1,307,067
Ramaco Resources, Inc.	174,095	1,993,388
Ryerson Holding Corp.	194,933	5,748,574
Schnitzer Steel Industries, Inc., Class A	208,183	7,146,922
SunCoke Energy, Inc.	858,528	7,263,147
TimkenSteel Corp.(1)	454,315	8,495,691
United States Steel Corp.	5,501	144,621
Warrior Met Coal, Inc.	577,289	21,255,781
		142,917,794
Multiline Retail — 1.4%
Big Lots, Inc.(2)	234,182	4,566,549
Dillard's, Inc., Class A(2)	27,409	9,859,017
Kohl's Corp.	729,598	23,405,504
Macy's, Inc.	1,327,975	31,207,413
		69,038,483
Oil, Gas and Consumable Fuels — 12.3%
Antero Midstream Corp.	1,613,161	18,277,114
Arch Resources, Inc.	155,881	24,122,585
Berry Corp.	567,985	5,117,545
Brigham Minerals, Inc., Class A	299,327	10,605,156
California Resources Corp.	331,018	15,021,597
Callon Petroleum Co.(1)	484,677	20,317,660
Chord Energy Corp.	163,186	24,890,761
Civitas Resources, Inc.	302,404	20,369,933
CNX Resources Corp.(1)	1,020,058	17,718,407
Comstock Resources, Inc.	726,867	13,338,009
CONSOL Energy, Inc.	260,667	20,188,659
Crescent Energy Co., Class A(2)	102,367	1,438,256
CVR Energy, Inc.	234,108	8,626,880
Delek US Holdings, Inc.	312,383	9,677,625
Denbury, Inc.(1)	235,827	21,167,831
DHT Holdings, Inc.	572,365	5,798,057
Dorian LPG Ltd.	246,855	4,806,267
Earthstone Energy, Inc., Class A(1)	462,125	7,320,060
EnLink Midstream LLC(1)	1,131,874	14,555,900
Epsilon Energy Ltd.	48,916	360,022
Equitrans Midstream Corp.	3,101,543	26,021,946
Evolution Petroleum Corp.	186,186	1,346,125
Hallador Energy Co.(1)(2)	136,473	1,392,025
HF Sinclair Corp.	49,747	3,101,228
HighPeak Energy, Inc.(2)	51,920	1,245,042
International Seaways, Inc.	4,795	206,569
Kimbell Royalty Partners LP(1)	302,843	5,230,099
Kosmos Energy Ltd.(1)	3,299,650	21,942,672
Laredo Petroleum, Inc.(1)	131,020	8,363,007
Magnolia Oil & Gas Corp., Class A	545,626	14,229,926
Matador Resources Co.	382,473	25,380,908
Murphy Oil Corp.	614,971	29,026,631
NACCO Industries, Inc., Class A	31,501	1,425,735
Northern Oil & Gas, Inc.	100,558	3,659,306
Overseas Shipholding Group, Inc., Class A(1)	364,984	1,047,504
Par Pacific Holdings, Inc.(1)	71,431	1,673,628
PBF Energy, Inc., Class A	720,738	28,663,750
PDC Energy, Inc.	302,012	22,445,532

Peabody Energy Corp.(1)	771,417	24,639,059
Permian Resources Corp.	1,366,023	13,878,794
PHX Minerals, Inc.	7,758	28,006
Plains GP Holdings LP, Class A(1)	1,102,924	14,591,684
PrimeEnergy Resources Corp.(1)	366	29,917
Range Resources Corp.	378,526	10,928,046
Ranger Oil Corp., Class A	160,869	7,009,062
REX American Resources Corp.(1)	75,711	2,234,232
Riley Exploration Permian, Inc.	15,706	510,602
Ring Energy, Inc.(1)	594,081	1,604,019
SandRidge Energy, Inc.(1)	277,750	5,666,100
SFL Corp. Ltd.	909,886	8,907,784
SilverBow Resources, Inc.(1)(2)	116,384	4,062,965
Sitio Royalties Corp.(2)	42,711	1,347,105
SM Energy Co.	563,084	24,274,551
Talos Energy, Inc.(1)	599,826	11,786,581
Teekay Corp.(1)	129,814	577,672
VAALCO Energy, Inc.(2)	402,861	2,086,820
		594,282,956
Paper and Forest Products — 1.1%
Clearwater Paper Corp.(1)	175,811	6,861,903
Louisiana-Pacific Corp.	601,258	38,360,261
Mercer International, Inc.	420,167	5,798,305
Sylvamo Corp.	41,771	2,259,393
		53,279,862
Personal Products — 0.4%
Lifevantage Corp.	58,539	218,936
Nature's Sunshine Products, Inc.(1)	16,471	146,592
Nu Skin Enterprises, Inc., Class A	395,884	16,512,321
USANA Health Sciences, Inc.(1)	74,350	4,092,224
		20,970,073
Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.(1)	17,874	527,104
Arvinas, Inc.(1)	316,349	12,982,963
Assertio Holdings, Inc.(1)(2)	365,139	1,131,931
Collegium Pharmaceutical, Inc.(1)	10,442	228,367
Corcept Therapeutics, Inc.(1)	15,547	393,028
Innoviva, Inc.(1)	574,334	7,541,005
Prestige Consumer Healthcare, Inc.(1)	216,047	13,278,249
ProPhase Labs, Inc.(2)	48,043	498,206
SIGA Technologies, Inc.	313,050	2,873,799
Supernus Pharmaceuticals, Inc.(1)	7,607	279,329
		39,733,981
Professional Services — 0.9%
Barrett Business Services, Inc.	5,959	585,948
CBIZ, Inc.(1)	81,401	4,041,560
CRA International, Inc.	6,871	846,919
Heidrick & Struggles International, Inc.	148,748	4,417,816
Kelly Services, Inc., Class A	161,661	2,746,620
Kforce, Inc.	93,165	5,503,257
Korn Ferry	348,958	19,901,075
RCM Technologies, Inc.(1)	2,109	32,225
TrueBlue, Inc.(1)	230,176	4,967,198
		43,042,618
Real Estate Management and Development — 0.8%
Douglas Elliman, Inc.	412,094	1,697,827

Five Point Holdings LLC, Class A(1)	19,374	41,848
Forestar Group, Inc.(1)	117,581	1,743,726
Howard Hughes Corp.(1)	146,986	10,956,337
Kennedy-Wilson Holdings, Inc.	769,000	13,088,380
Marcus & Millichap, Inc.	226,343	8,429,013
RE/MAX Holdings, Inc., Class A	153,840	3,199,872
		39,157,003
Road and Rail — 2.9%
ArcBest Corp.	224,706	18,598,916
Covenant Logistics Group, Inc.	91,296	3,504,853
Heartland Express, Inc.	375,764	6,290,289
Landstar System, Inc.	3,257	563,396
Marten Transport Ltd.	555,322	11,833,912
PAM Transportation Services, Inc.(1)	43,623	1,222,753
Ryder System, Inc.	503,803	47,100,543
Saia, Inc.(1)	76,701	18,683,597
Schneider National, Inc., Class B	352,911	9,090,987
Universal Logistics Holdings, Inc.	42,562	1,616,079
US Xpress Enterprises, Inc., Class A(1)	110,978	250,810
Werner Enterprises, Inc.	498,454	21,922,007
		140,678,142
Semiconductors and Semiconductor Equipment — 2.3%
Alpha & Omega Semiconductor Ltd.(1)	202,205	7,093,351
Amkor Technology, Inc.	670,455	18,786,149
Axcelis Technologies, Inc.(1)	93,345	7,454,532
Cirrus Logic, Inc.(1)	69,334	5,179,943
Diodes, Inc.(1)	322,742	29,766,495
Kulicke & Soffa Industries, Inc.	493,024	23,640,501
Magnachip Semiconductor Corp.(1)	2,538	25,685
Photronics, Inc.(1)	583,507	10,969,932
SMART Global Holdings, Inc.(1)	88,951	1,504,161
Ultra Clean Holdings, Inc.(1)	167,194	5,957,122
		110,377,871
Software — 0.3%
Cleanspark, Inc.(1)(2)	113,738	255,910
CoreCard Corp.(1)	1,461	43,699
Greenidge Generation Holdings, Inc.(1)(2)	21,062	13,473
IBEX Holdings Ltd.(1)	1,516	39,128
InterDigital, Inc.	157,145	7,883,965
Marathon Digital Holdings, Inc.(1)(2)	843,584	5,331,451
		13,567,626
Specialty Retail — 7.7%
Aaron's Co., Inc.	264,979	3,230,094
Abercrombie & Fitch Co., Class A(1)	476,717	11,431,674
Academy Sports & Outdoors, Inc.	543,347	27,428,157
American Eagle Outfitters, Inc.	1,175,194	18,591,569
Asbury Automotive Group, Inc.(1)	21,486	4,031,203
AutoNation, Inc.(1)	177,439	21,986,466
Barnes & Noble Education, Inc.(1)	29,700	75,438
Bed Bath & Beyond, Inc.(1)(2)	339,439	1,154,093
Big 5 Sporting Goods Corp.(2)	155,216	1,926,231
Buckle, Inc.	248,577	10,924,959
Build-A-Bear Workshop, Inc.	93,241	2,214,474
Caleres, Inc.	357,344	8,633,431
Cato Corp., Class A	109,798	1,141,899

Chico's FAS, Inc.(1)	977,980	5,740,743
Children's Place, Inc.(1)	94,539	3,356,134
Citi Trends, Inc.(1)	77,264	2,334,918
Conn's, Inc.(1)	104,986	1,045,661
Container Store Group, Inc.(1)	214,458	1,018,675
Designer Brands, Inc., Class A	517,247	7,913,879
Destination XL Group, Inc.(1)	343,688	2,288,962
Foot Locker, Inc.	1,016,102	40,440,860
Gap, Inc.	1,975,177	28,719,074
Genesco, Inc.(1)	128,353	6,700,027
Group 1 Automotive, Inc.	71,789	13,879,685
Guess?, Inc.	283,261	5,880,498
Haverty Furniture Cos., Inc.	123,777	3,902,689
Hibbett, Inc.	128,652	8,575,942
MarineMax, Inc.(1)	190,460	6,290,894
Murphy USA, Inc.	96,649	28,589,741
ODP Corp.(1)	330,848	15,923,714
Rent-A-Center, Inc.	374,427	9,019,946
Shoe Carnival, Inc.	124,379	3,284,849
Signet Jewelers Ltd.	387,381	25,179,765
Sonic Automotive, Inc., Class A	167,420	8,896,699
Tile Shop Holdings, Inc.(1)	11,239	47,204
Tilly's, Inc., Class A	182,882	1,737,379
TravelCenters of America, Inc.(1)	135,730	6,942,589
Urban Outfitters, Inc.(1)	546,753	15,823,032
Zumiez, Inc.(1)	158,305	3,680,591
		369,983,838
Technology Hardware, Storage and Peripherals†
Immersion Corp.(1)	205,682	1,493,251
Textiles, Apparel and Luxury Goods — 1.6%
Carter's, Inc.	15,038	1,098,375
Culp, Inc.	20,037	102,790
G-III Apparel Group Ltd.(1)	344,755	7,457,051
Lakeland Industries, Inc.(1)	31,931	425,640
Movado Group, Inc.	129,776	4,177,489
Oxford Industries, Inc.	142,816	16,118,214
PVH Corp.	463,212	31,118,582
Under Armour, Inc., Class A(1)	815,085	8,150,850
Under Armour, Inc., Class C(1)	817,587	7,129,359
Unifi, Inc.(1)	18,406	161,237
Vera Bradley, Inc.(1)	77,865	295,887
		76,235,474
Thrifts and Mortgage Finance — 4.7%
Axos Financial, Inc.(1)	325,587	13,059,295
Bridgewater Bancshares, Inc.(1)	133,251	2,567,747
Enact Holdings, Inc.	118,602	2,941,330
Essent Group Ltd.	626,220	25,105,160
Federal Agricultural Mortgage Corp., Class C	58,960	7,420,116
Flagstar Bancorp, Inc.	318,476	11,955,589
FS Bancorp, Inc.	45,287	1,548,815
Greene County Bancorp, Inc.	2,454	187,167
Hingham Institution For Savings	2,046	600,460
Home Bancorp, Inc.	33,249	1,429,042
Kearny Financial Corp.	214,622	2,075,395
Luther Burbank Corp.	74,720	886,179
Merchants Bancorp	122,338	3,130,629

MGIC Investment Corp.	1,934,061	26,554,658
Mr. Cooper Group, Inc.(1)	457,477	20,659,661
New York Community Bancorp, Inc.(2)	2,074,669	19,398,155
NMI Holdings, Inc., Class A(1)	534,360	11,504,771
Northfield Bancorp, Inc.	187,910	2,997,164
Ocwen Financial Corp.(1)	22,651	764,245
OP Bancorp	69,617	814,519
PennyMac Financial Services, Inc.	191,026	11,396,611
Ponce Financial Group, Inc.(1)	879	8,693
Provident Bancorp, Inc.	2,984	20,709
Provident Financial Services, Inc.	355,086	8,000,088
Radian Group, Inc.	1,011,563	19,796,288
Southern Missouri Bancorp, Inc.	47,277	2,451,785
Sterling Bancorp, Inc.(1)	27,983	180,211
Territorial Bancorp, Inc.	37,690	855,563
TrustCo Bank Corp. NY	117,130	4,549,329
Walker & Dunlop, Inc.	139,455	12,454,726
Waterstone Financial, Inc.	127,754	2,139,879
WSFS Financial Corp.	139,116	6,748,517
		224,202,496
Trading Companies and Distributors — 5.2%
Air Lease Corp.	955,460	36,899,865
Alta Equipment Group, Inc.	5,728	68,965
BlueLinx Holdings, Inc.(1)	93,315	6,476,061
Boise Cascade Co.	386,717	28,632,527
GATX Corp.	320,728	36,162,082
H&E Equipment Services, Inc.	255,839	10,727,329
Herc Holdings, Inc.	200,173	25,656,173
Hudson Technologies, Inc.(1)	33,920	382,957
McGrath RentCorp	194,455	19,079,925
NOW, Inc.(1)	269,991	3,369,488
Rush Enterprises, Inc., Class A	93,929	4,840,161
Rush Enterprises, Inc., Class B	13,314	705,509
Textainer Group Holdings Ltd.	366,582	11,173,419
Titan Machinery, Inc.(1)	198,918	8,758,360
Triton International Ltd.	628,405	42,398,485
Veritiv Corp.	124,493	16,749,288
		252,080,594
Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	917,221	9,667,509
United States Cellular Corp.(1)	130,967	2,784,359
		12,451,868
TOTAL COMMON STOCKS (Cost $4,511,313,924)		4,801,488,891
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,478,274	2,478,274
State Street Navigator Securities Lending Government Money Market Portfolio(3)	27,144,289	27,144,289
TOTAL SHORT-TERM INVESTMENTS (Cost $29,622,563)		29,622,563
TOTAL INVESTMENT SECURITIES—100.4% (Cost $4,540,936,487)		4,831,111,454
OTHER ASSETS AND LIABILITIES — (0.4)%		(20,129,093)
TOTAL NET ASSETS — 100.0%		$4,810,982,361

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $29,607,028. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $30,343,748 which includes security collateral of $3,199,459.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.